SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 18. SEGMENT INFORMATION
The Company operates in one (1) segment, the cultivation, manufacturing, distribution, and sale of cannabis. The Chief Executive Officer, President, and Chief Financial Officer of the Company have been identified as the Chief Operating Decision Makers (“CODMs”) and manage the Company’s operations as a whole. For the purpose of evaluating financial performance and allocating resources, the CODMs review certain financial information presented on a consolidated basis accompanied by information disaggregated by wholesale and retail customers and geographic region. For both the years ended December 31, 2024 and 2023, the Company generated 100.0% of its revenue in the U.S and all long-lived assets were located in the U.S.
Significant Expenses

The CODMs review significant expenses, including cost of goods sold and selling, general and administrative expenses, which are included in the Consolidated Statements of Operations.

Measures of Profitability

The CODMs use multiple measures of profitability to evaluate performance and make decisions about allocating capital and other resources throughout the business, including gross profit, operating income, operating cash flow, and adjusted earnings before interest, taxes, depreciation, and amortization (“Adjusted EBITDA”). Since the Company operates as a single reporting segment, gross profit, operating income, and operating cash flow can be found in the consolidated financial statements. These measures are reviewed quarterly on a consolidated basis. Adjusted EBITDA, a non-GAAP financial measure, is defined as net loss (income) before depreciation and amortization; interest expense, net; income tax expense (benefit); other (income) expense, net; fair value mark-up for acquired inventory; adjustments for acquisition and other non-core costs; impairment loss; and share-based compensation. Non-core costs include non-operating costs, such as costs related to acquisitions and restructuring, unique legal expenses and other expenses that are mostly one-time in nature. The CODMs use Adjusted EBITDA to provide additional perspectives and insights when analyzing the core operating performance of the business. The CODMs also consider budget to current forecast and budget to actual variances for Adjusted EBITDA on a quarterly basis for evaluating performance and allocating capital decisions. This provides useful information for investors, allowing them to gain a clearer understanding of the Company’s operating performance and make more informed investment decisions. Adjusted EBITDA is not a standardized financial measure under GAAP and might not be comparable to similar financial measures disclosed by other issuers.

The following table presents a reconciliation of Net loss to Adjusted EBITDA, which is not calculated or presented in accordance with GAAP, to the most directly comparable financial measures calculated and presented in accordance with GAAP:

	Year Ended December 31,
($ in thousands)	2024	2023
Net loss[1]	$(60,489)	$(179,852)
Depreciation and amortization	59,096	62,512
Interest expense, net	55,979	60,819
Income tax expense	49,873	32,950
Other expense (income), net	61,929	(1,740)
Fair value mark-up for acquired inventory	123	—
Adjustments for acquisition and other non-core costs	16,851	31,570
Impairment loss	2,320	151,017
Share-based compensation	14,164	16,356
Adjusted EBITDA (non-GAAP)	$199,846	$173,632
[1]Net loss includes amounts attributable to non-controlling interests.